Note 12. Geographic Operating Information	9 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Geographic Operating Information

We consider ourselves to be in a single reportable segment under the authoritative guidance for segment reporting, specifically a disclosure management and targeted communications company for publically traded companies.    Revenue is attributed to a particular geographic region based on where the services are earned. The following tables set forth revenues by domestic versus international regions:

	Three months ended		Nine months ended
	September 30,		September 30,
	2013	2012	2013	2012
Geographic region
North America	$1,756,446	$1,215,511	$4,891,859	$3,120,544
Europe	346,385	-	346,385	-
Total revenues	$2,102,831	$1,215,511	$5,238,244	$3,120,544